UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-21463


                              Columbus Funds, Inc.
               (Exact name of registrant as specified in charter)


                              227 Washington Street
                               Columbus, IN 47202
               (Address of principal executive offices) (Zip code)


                                David B. McKinney
                              Columbus Funds, Inc.
                              227 Washington Street
                               Columbus, IN 47202
                     (Name and address of agent for service)

                                   Copies to:
                                Scott A. Moehrke
                              Kirkland & Ellis LLP
                             200 East Randolph Drive
                                Chicago, IL 60601


Registrant's telephone number, including area code:  (812)372-6606


Date of fiscal year end: September 30


Date of reporting period: September 30, 2005


Item 1 - Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

                                 COLUMBUS FUNDS:

                               COLUMBUS CORE FUND
                             COLUMBUS CORE PLUS FUND




                                  ANNUAL REPORT

                               SEPTEMBER 30, 2005













     Shares of Columbus Funds are distributed by an independent third party,
                         UMB Distribution Services, LLC.

[LOGO]
Columbus
Funds




September 30, 2005



Dear Shareholders:

We are pleased to provide the Columbus Funds Annual Report for the partial fiscal year ending September 30, 2005. The report summarizes the activities of the Columbus Core Plus Fund and Columbus Core Fund from their inception on November 30, 2004 through September 30, 2005.

FUND RESULTS

For the period from November 30, 2004 through September 30, 2005, the Columbus Core Plus Fund had a total return1 of 3.49%,2 which was 73 basis points over the benchmark, Lehman Brothers Aggregate Bond Index return of 2.76%. Duration strategies were the main positive performance contributor as the portfolio was positioned defensively during periods of rising rates, but avoided giving back performance during periods of falling rates. Yield curve strategies early in the year had a negative impact on performance, as did nondollar holdings and TIPS positions, while high yield holdings had a positive impact.

For the same period, the Columbus Core Fund had a total return1 of 3.14%2, which was 38 basis points over the Lehman Aggregate benchmark. Duration strategies were also the main positive performance factors for this portfolio, as the portfolio benefited from defensive positioning during periods of rising interest rates but avoided giving back performance during periods of falling rates. Yield curve strategies early in the year had a negative impact on performance.

The performance data quoted here represents past performance. Past performance is no guarantee of future results. Investment return and principal will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month end, please call 1-888-416-0400 or visit the Fund's web site at www.columbusfunds.com.
---------------------

FUND STRATEGY

As inflation-adjusted Treasury yields rose in September, we extended duration to a slightly above-benchmark level. With the yield curve very flat, we think the shorter part of the curve is also reasonably attractive. Credit exposure was maintained at below-benchmark levels, reflecting low spreads in the credit sector that we feel does not adequately compensate for risk. Mortgage pass-through exposure has been increased to above-benchmark levels, since we think mortgages present a favorable upside/downside profile at current market levels and are attractive compared to alternatives. Additionally, the Columbus Core Plus Fund has an allocation to the high yield credit sector that is concentrated mostly in the higher quality, shorter maturity regions of the high yield market. Investors should be aware that in an environment of rising interest rates, investors may expect to see declining bond prices. This effect is usually more pronounced for longer-term securities.3





We will continue to actively manage the Columbus Funds using the investment philosophy and process that has served us well over the past year, taking into consideration the current market environment. We appreciate the confidence you have shown by your investment in the Columbus Funds and want to express our sincere gratitude for the opportunity to be of service to you.


                                        1
                  Distributed by UMB Fund Distribution Services
       803 West Michigan Street Milwaukee, Wisconsin 53233 1-888-416-0400
                             www.columbusfunds.com

Sincerely,

/s/Mark M. Egan                                   /s/David B. McKinney
Mark M. Egan, CFA, CPA                            David B. McKinney, CPA
President                                         Treasurer


1 Total return measures change in the value of an investment in the Funds, assuming reinvestment of all dividends and capital gains. Total return reflects aggregate change and is not annualized.

2 The performance returns for the Funds reflect a fee waiver in effect. In the absence of such waiver, the returns for the Core Plus Fund and Core Fund are estimated to be 2.98% and 2.09% for the period from the Funds' inception through September 30, 2005, respectively.

3 The Core Plus Fund intends to invest a portion of its portfolio in fixed income securities which are below investment grade ("high-yield securities"). Funds that invest in high-yield securities are subject to greater credit, selection and market risks than funds which invest in investment grade fixed income securities. In addition, increases in interest rates or declining financial conditions of issuers of high-yield securities are likely to have a greater negative impact on high-yield securities that other higher quality fixed income securities. High-yield securities are more speculative and are at a higher risk of default.

                                 COLUMBUS FUNDS

EXPENSE EXAMPLE (UNAUDITED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2005

As a shareholder of the Columbus Funds (the "Funds"), you incur ongoing costs, including management fees and other Fund expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2005 to September 30, 2005.

ACTUAL EXPENSES

The first line of the tables below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in the Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.


                                            Columbus Core Fund                         Columbus Core Plus Fund
                                --------------------------------------------    --------------------------------------------
                                                             Expenses paid                                    Expenses paid
                                  Beginning       Ending     during period       Beginning       Ending        during period
                                   account       account     4/1/05-9/30/05(1)    account        account     4/1/05-9/30/05(1)
                                value 4/1/05      value                         value 4/1/05  value 9/30/05
                                                 9/30/05
                                -------------- ------------- ---------------    ------------- -------------- ---------------

Actual                             $1,000.00      $1,031.40      $1.04          $1,000.00      $1,032.5        $1.02

Hypothetical (5% return
before expenses)                    1,000.00       1,023.98       1.03           1,000.00      1,012.00         1.01



1 Expenses are equal to the Funds' annualized expense ratios (.20% for the Core Fund and .20% for the Core Plus Fund), multiplied by the average account value over the period, and multiplied by .5014 for Core Fund and the Core Plus Fund (to reflect the one-half year period).

                               Columbus Core Fund

Schedule of Investments
September 30, 2005

 Principal
   Amount                                                               Value
------------                                                        ------------
                 ASSET BACKED SECURITIES                 7.1%

              California Infrastructure PG&E (d)
$     68,107    6.42%, 9/25/08                                      $    68,903
              Capital One Prime (c) (d)
     135,000    3.954%, 9/15/06                                         134,936
              Capital One Prime (d)
      70,000    3.06%, 3/17/08                                           69,415
              Carmax Auto Owner (c) (d)
      55,000    3.803%, 3/15/06                                          54,957
              Chase Credit Card (c) (d)
     175,000    3.898%, 3/16/09                                         175,238
              CIT Equipment Collateral (c) (d)
     101,997    3.852%, 9/20/06                                         101,943
              CNH Equipment Trust (c) (d)
     120,000    3.908%, 10/6/06                                         119,888
              Household Credit (c) (d)
     270,000    3.898%, 7/15/08                                         269,996
              Keystone Owner Trust
      30,867    7.53%, 5/25/25                                           31,100
              Mid-State Trust
      69,328    4.864%, 7/15/38                                          66,236
              Nissan Auto (c) (d)
      80,000    3.861%, 9/15/06                                          79,926
              Oakwood Mortgage
      22,762    6.60%, 5/15/21                                           22,829
              Oakwood Mortgage
      72,196    7.70%, 9/15/20                                           72,985
              SLM Student Loan Trust (c) (d)
      79,877    3.62%, 4/26/10                                           79,828
              SLM Student Loan Trust (c) (d)
      28,047    3.63%, 4/26/10                                           28,038
              SLM Student Loan Trust (c) (d)
      35,041    3.68%, 10/25/12                                          35,043
              SLM Student Loan Trust (c) (d)
      50,788    3.66%, 4/25/13                                           50,808
              SLM Student Loan Trust (c) (d)
      64,608    3.90%, 9/16/13                                           64,648
              World Omni ART (c) (d)
     105,000    3.835%, 8/21/06                                         104,946
                                                                  -------------

              TOTAL ASSET BACKED SECURITIES (COST $1,635,535)         1,631,663
                                                                  -------------

              COLLATERALIZED MORTGAGE OBLIGATIONS       25.6%

              Bank of America (c)
     165,000    5.001%, 9/10/10                                         165,722
              Bear Stearns Commercial Mortgage Securities
      44,839    2.96%, 8/13/39                                           43,235
              CAPCO America Securitization Corp. (d)
      38,719    5.86% 10/15/30                                           39,011
              Commercial Mortgage Pass Through
               Certificate - 144A (b) (c) (d)
      72,000    3.988%, 9/15/14 (Acquired Multiple Dates,
                Cost $72,037)                                            72,056
              Commercial Mortgage Pass Through
               Certificate (d)
      28,578    6.145%, 5/15/32                                          28,687
              Commercial Mortgage Pass Through Certificate
     229,716    3.251%, 6/10/38                                         217,091
              Countrywide Home Loans (c) (d)
      48,073    4.633%, 6/20/35                                          47,973
              Credit Suisse First Boston (d)
      20,108    5.96%, 11/11/30                                          20,211
              Credit Suisse First Boston (d)
      37,556    7.00%, 2/25/33                                           37,943
              Credit Suisse First Boston
      35,619    2.079%, 5/15/38                                          34,228
              Fannie Mae (d)
      28,368    4.50%, 11/25/09                                          28,323
              Fannie Mae
      47,000    3.50%, 4/25/11                                           46,355
              Fannie Mae (d)
     125,705    5.00%, 11/25/12                                         125,995
              Fannie Mae
      90,737    5.00%, 2/25/18                                           90,886
              Fannie Mae
     338,875    4.00%, 8/25/18                                          329,980

                               Columbus Core Fund

Schedule of Investments
September 30, 2005

 Principal
   Amount                                                               Value
------------                                                        ------------

              Fannie Mae
$     54,000    3.50%, 10/25/21                                     $    53,351
              Fannie Mae
     110,000    4.00%, 4/25/24                                          108,194
              Fannie Mae
      94,085    5.00%, 3/25/34                                           94,156
              Fannie Mae Grantor Trust (c) (d)
     166,271    3.651%, 11/28/35                                        166,115
              Fannie Mae Grantor Trust
      79,831    7.00%, 11/25/43                                          83,436
              Fannie Mae Whole Loan
       7,303    7.50%, 5/25/44                                            7,725
              FHLMC Structured Pass Through Securities (d)
       3,823    1.524%, 12/15/08                                          3,823
              First Union Commercial Mortgage Trust
       6,421    5.73%, 10/15/35                                           6,411
              Freddie Mac (d)
      11,456    6.50%, 12/25/08                                          11,648
              Freddie Mac (d)
      48,278    4.00%, 9/15/09                                           48,250
              Freddie Mac (d)
      30,621    4.00%, 10/15/09                                          30,598
              Freddie Mac
      92,978    4.00%, 2/15/10                                           92,837
              Freddie Mac
     151,611    3.75%, 12/15/11                                         148,887
              Freddie Mac (d)
      49,889    4.00%, 9/15/12                                           49,768
              Freddie Mac
     132,292    3.00%, 11/15/13                                         128,700
              Freddie Mac
     225,000    4.50%, 3/15/14                                          224,320
              Freddie Mac
      72,868    4.00%, 7/15/14                                           72,279
              Freddie Mac (d)
      86,236    4.50%, 9/15/15                                           86,179
              Freddie Mac
      31,856    4.50%, 3/15/16                                           31,807
              Freddie Mac (d)
     111,299    4.00%, 1/15/18                                          110,853
              Freddie Mac (d)
     189,000    3.00%, 3/15/19                                          187,481
              Freddie Mac (d)
      94,812    4.50%, 2/15/20                                           94,749
              Freddie Mac (d)
     117,465    5.00%, 1/15/21                                          117,890
              Freddie Mac
     114,177    2.00%, 4/15/22                                          110,894
              Freddie Mac
      85,481    3.50%, 1/15/23                                           84,212
              Freddie Mac (d)
     152,910    3.50%, 1/15/23                                          151,497
              Freddie Mac
      53,000    4.00%, 10/15/23                                          52,300
              Freddie Mac
     115,000    4.00%, 11/15/23                                         112,377
              Freddie Mac
     277,151    4.00%, 4/15/25                                          273,128
              Freddie Mac (c)
     118,440    3.50%, 5/15/26                                          116,106
              Freddie Mac
      44,371    4.50%, 9/15/29                                           43,688
              GMAC Commerical Mortgage Security (d)
      18,031    5.83%, 5/15/33                                           18,085
              GMAC Commerical Mortgage Security
     222,715    3.337%, 5/10/36                                         211,326
              LB Commerical Conduit Mortgage Trust
      71,192    2.599%, 5/15/27                                          68,595
              LB Commerical Conduit Mortgage Trust (c)
     328,507    6.48%, 2/18/30                                          337,560
              LB Commerical Conduit Mortgage Trust (d)
      18,709    5.87%, 10/15/35                                          18,729
              LB-UBS Commercial Mortgage Trust (c)
     145,000    4.553%, 7/15/30                                         143,191

                               Columbus Core Fund

Schedule of Investments
September 30, 2005

 Principal
   Amount                                                               Value
------------                                                        ------------
              Master Asset Securitization Trust (d)
$     39,529    4.00%, 12/25/33                                     $    39,262
              Morgan Stanley Capital
       9,447    5.91%, 11/15/31                                           9,478
              Morgan Stanley Capital
     166,142    3.27%, 5/15/40                                          156,825
              Nomura Asset Securities Corporation (d)
      19,307    6.28%, 3/15/30                                           19,525
              Nomura Asset Acceptance Corporation (c) (d)
      33,152    4.03%, 10/25/34                                          33,166
              Nomura Asset Acceptance Corporation (c) (d)
      78,832    3.96%, 8/25/35                                           78,835
              NYC Mortgage Loan Trust - 144A (b)
      72,000    6.75%, 9/25/19 (Acquired Multiple Dates, Cost $79,438)   75,729
              Residential Asset Securitization (d)
      42,673    2.75%, 8/25/33                                           42,265
              Wachovia Auto Owner Trust (c) (d)
      38,980    3.34%, 5/22/06                                           38,946
              Wachovia Bank Commercial Mortgage Trust (d)
      41,556    4.539%, 4/15/34                                          41,494
              Wachovia Bank Commercial Mortgage Trust
     115,910    2.986%, 6/15/35                                         108,231
              Wachovia Bank Commercial Mortgage Trust
     113,253    3.291%, 12/15/35                                        109,944
              Wachovia Bank Commercial Mortgage Trust
     125,813    3.065%, 2/15/41                                         121,344
                                                                    ------------

              TOTAL COLLATERALIZED MORTGAGE
              OBLIGATIONS (COST $5,954,073                            5,903,885
                                                                    ------------


              CORPORATE BONDS                           17.2%

              Allstate Life Global Funding
      71,000    4.25%, 2/26/10                                           69,471
              American Electric Power (c)
      45,000    4.709%, 8/16/07                                          44,939
              American General Financing
     100,000    4.875%, 7/15/12                                          98,597
              American Ref-Fuel Co LLC - 144A (b)
      85,091    6.26%, 12/31/15 (Acquired Multiple
                  Dates, Cost $ 87,804)                                 83,216
              Appalachian Power Company
      30,000    4.40%, 6/1/10                                            29,364
              AT&T Wireless Service
      54,000    7.875%, 3/1/11                                           61,479
              Atmos Energy Corp.
      67,000    4.00%, 10/15/09                                          64,620
              Bellsouth Corp.
      39,000    4.75%, 11/15/12                                          38,471
              British Telecom
      71,000    8.125%, 12/15/10                                         82,208
              Burlington North Santa Fe
      15,690    6.96%, 3/22/09                                           16,369
              Burlington North Santa Fe
     117,633    6.23%, 7/02/18                                          124,881
              Burlington North Santa Fe
     129,727    4.575%, 1/15/21                                         126,733
              Centerpoint Energy
      65,000    7.875%, 4/1/13                                           74,983
              Conseco Finance
         256    5.15%, 9/1/33                                               256
              Consumers Energy Co.
      69,000    4.40%, 8/15/09                                           67,739
              Consumers Energy Co.
      25,000    5.80%, 9/15/35                                           24,584
              Cox Communications Inc.
      88,000    4.625%, 1/15/10                                          86,042
              CSFB London - 144A (b)
      53,000    7.90%, 5/1/07 (Acquired Multiple Dates, Cost $56,551)    55,437
              Daimlerchrysler
      55,000    4.875%, 6/15/10                                          53,901
              Devon Energy Corp. (d)
      78,000    2.75%, 8/1/06                                            76,710
              Dominion Resources
     133,000    3.66%, 11/15/06                                         131,602

                               Columbus Core Fund

Schedule of Investments
September 30, 2005

 Principal
   Amount                                                               Value
------------                                                        ------------
              Duke Energy Corp.
$     62,000    3.75%, 3/5/08                                       $    60,766
              Entergy Arkansas
      78,000    5.00%, 7/1/18                                            72,244
              Entergy Gulf States
      33,000    4.875%, 11/1/11                                          31,558
              Entergy Mississippi Inc.
      35,000    4.95%, 6/1/18                                            31,964
              ERP Operating LP
      59,000    4.75%, 6/15/09                                           58,532
              Exelon Corporation
     100,000    4.45%, 6/15/10                                           96,808
              Florida Power Corp.
      65,000    4.50%, 6/1/10                                            64,074
              Ford Motor Credit Company
      30,000    5.70%, 1/15/10                                           27,252
              ICI Wilmington
     108,000    4.375%, 12/1/08                                         106,178
              ING USA Global
      75,000    4.50%, 10/1/10                                           73,979
              International Lease
      75,000    4.875%, 9/1/10                                           74,633
              International Lease
      50,000    5.00%, 9/15/12                                           49,340
              Kiowa Power Partners LLC - 144A (b)
     109,834    4.811%, 12/30/13 (Acquired Multiple
                  Dates, Cost $110,672)                                 106,570
              Kern River Funding Corp. - 144A (b)
      26,850    4.893%, 4/30/18 (Acquired 05/09/2005, Cost $26,738)      26,563
              Liberty Property LP
      41,000    7.75%, 4/15/09                                           44,636
              Met Life Global Funding Inc. - 144A (b)
      80,000    4.625%, 08/19/10 (Acquired 08/15/2005, Cost $79,597)     79,456
              Nisource Finance
      65,000    5.25%, 9/15/17                                           63,533
              NY Life Global Funding - 144A (b)
      84,000    3.875%, 1/15/09 (Acquired Multiple Dates, Cost $83,091)  81,970
              Pacific Gas & Electric
      44,000    3.60%, 3/1/09                                            42,500
              Pacific Life Global Funding - 144A (b)
      51,000    3.75%, 1/15/09 (Acquired Multiple Dates, Cost $50,227)   49,757
              PF Export Rec Master - 144A (b)
      98,980    3.748%, 6/1/13 (Acquired Multiple Dates, Cost $95,401)   93,597
              Premcor Refining
      60,000    6.125%, 05/01/11                                         62,700
              Principal Life Inc.
      71,000    3.20%, 4/1/09                                            67,828
              Protective Life Secured Trust
      71,000    4.00%, 10/7/09                                           69,372
              Public Service Company of Colorado
     121,000    4.375%, 10/1/08                                         119,818
              Public Service E & G
      74,000    4.00%, 11/1/08                                           72,534
              Residential Capital Corp - 144A (b)
     110,000    6.375%, 6/30/10 (Acquired 06/21/2005, Cost $109,692)    111,439
              SBC Communications
      90,000    6.25%, 3/15/11                                           95,574
              Simon Property Group LP
      71,000    4.875%, 8/15/10                                          70,683
              Southern Cal Edison
      55,000    3.87%, 1/13/06                                           55,035
              Southern Cal Edison (c)
      45,000    5.35%, 7/15/35                                           43,698
              Sprint Capital Corp.
      92,000    8.375%, 3/15/12                                         108,269
              Telecom Italia Cap.
      75,000    4.875%, 10/01/10                                         74,284
              Telefonos Mexico
      38,000    4.50%, 11/19/08                                          37,509
              Union Pacific Corp.
      82,609    5.404%, 7/2/25                                           84,601
              Viacom Inc.
      70,000    7.70%, 7/30/10                                           77,431

                               Columbus Core Fund

Schedule of Investments
September 30, 2005

 Principal
   Amount                                                               Value
------------                                                        ------------
              Westar Energy Inc.
    $ 60,000    5.10%, 7/15/20                                         $ 58,309
                                                                   ------------

              TOTAL CORPORATE BONDS (COST $4,008,264)                 3,956,596
                                                                   ------------
              FOREIGN GOVERNMENT BONDS                   1.1%

              Aid-Israel
     134,000    5.50%, 9/18/23                                          143,043
              Aid-Egypt
     105,000    4.45%, 9/15/15                                          103,423
                                                                   ------------

              TOTAL FOREIGN GOVERNMENT BONDS (COST $248,680)            246,466
                                                                   ------------

              U.S. GOVERNMENT AGENCIES                  47.4%

              Fannie Mae (d)
     875,000    5.50%, 2/15/06                                          879,746
              Fannie Mae (d)
      67,000    2.10%, 4/19/06                                           66,227
              Fannie Mae (d)
     100,000    2.65%, 4/28/06                                           99,099
              Fannie Mae
     260,000    2.85%, 5/24/06                                          254,225
              Fannie Mae
     513,858    5.00%, 12/1/17                                          512,679
              Fannie Mae (d)
      85,671    5.50%, 7/25/42                                           85,677
              Fannie Mae Pool 387219
     132,589    4.125%, 1/1/10                                          129,463
              Fannie Mae Pool 385537
     341,000    4.745%, 11/1/12                                         335,000
              Fannie Mae Pool 254659
      44,589    4.50%, 2/1/13                                            44,069
              Fannie Mae Pool 254909
     105,297    4.00%, 9/01/13                                          102,672
              Fannie Mae Pool 254758
      54,680    4.50%, 6/1/13                                            54,042
              Fannie Mae Pool 768009
      52,029    5.00%, 6/1/13                                            52,234
              Fannie Mae Pool 768008
      88,827    5.00%, 6/1/13                                            89,178
              Fannie Mae Pool 254806
      85,260    4.50%, 7/1/13                                            84,266
              Fannie Mae Pool 386341
      83,771    3.81%, 8/1/13                                            78,927
              Fannie Mae Pool 763019
      49,440    5.00%, 8/1/13                                            49,635
              Fannie Mae Pool 255639
     261,212    5.00%, 2/1/15                                           262,245
              Fannie Mae Pool 254865
     222,204    4.50%, 9/1/18                                           217,975
              Fannie Mae Pool 555203
     125,216    7.00%, 9/1/32                                           130,853
              Federal Home Loan Bank (d)
     355,000    2.85%, 5/24/06                                          351,789
              FNMA 15 YR OCT TBA (a)
   1,081,000    5.00%, 10/1/20                                        1,077,960
              FNMA 30 YR OCT TBA (a)
   2,305,000    5.50%, 10/1/35                                        2,256,019
              FNMA 30 YR NOV TBA (a)
     460,000    4.50%, 11/1/18                                          450,082
              FNMA 30 YR NOV TBA (a)
   2,255,000    5.50%, 11/1/33                                        2,250,772
              Freddie Mac
     168,000    2.20%, 7/28/06                                          165,119
              Freddie Mac Pool M80895
     117,034    5.00%, 1/1/11                                           117,638
              Freddie Mac Pool B14039
      74,429    4.00%, 5/1/14                                            72,369
              Freddie Mac Pool B18639
     198,126    4.00%, 1/1/15                                           190,381
              Freddie Mac Pool B19614
      39,338    5.00%, 7/1/15                                            39,322
              Freddie Mac Pool G11672
     159,043    5.00%, 3/1/15                                           159,042
              Freddie Mac Pool G11745
     193,369    5.00%, 7/1/15                                           193,293

                               Columbus Core Fund

Schedule of Investments
September 30, 2005

 Principal
   Amount                                                               Value
------------                                                        ------------
              Freddie Mac Pool A45788
$     65,905    6.50%, 5/1/35                                      $     67,770
                                                                   ------------

              TOTAL U.S. GOVERTMENT AGENCIES (COST $11,001,923)      10,919,768
                                                                   ------------


              U.S. TREASURY BONDS AND NOTES             22.4%

              US Treasury Bond
     655,000    5.375%, 2/15/31                                         733,804
     750,000    3.875%, 9/15/10                                         739,394
   1,570,000    4.25%, 8/15/15                                        1,560,188
     340,000    3.875%, 7/15/10                                         334,834
     810,000    5.25%, 2/15/29                                          882,995
     325,000    6.25%, 8/15/23                                          388,616

              US Treasury Bill (d)
     525,000    3.65%, 2/16/06                                          517,747
                                                                   ------------

              TOTAL U.S. TREASURY BONDS AND NOTES (COST $5,191,809)   5,157,578
                                                                   ------------


              REPURCHASE AGREEMENTS                      3.9%

     892,000  Agreement with UBS AG, 3.40%, dated
              9/30/2005, to 892,000 be repurchased
              at $892,253 on 10/3/05, collaterized
              by a U.S. Government Agency Obligation
              maturing 6/1/2006 with a market
              value of $910,086.                                        892,000
                                                                   ------------

              TOTAL REPURCHASE AGREEMENTS (COST $892,000)               892,000
                                                                   ------------

              SHORT-TERM INVESTMENT                      0.0%

       3,779  UMB Bank Money Market Fiduciary                             3,779
                                                                   ------------

              TOTAL SHORT-TERM INVESTMENT (COST $3,779)                   3,779
                                                                   ------------

              TOTAL INVESTMENTS (COST $28,936,062)     124.7%        28,711,735

              LIABILITIES LESS OTHER ASSETS           (24.7%)       (5,683,928)
                                                                   ============

              NET ASSETS                               100.0%      $ 23,027,807
                                                                   ============

 (a) When-issued security

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of securities amounted to $835,790 (3.6% of net assets) at September 30, 2005. These securities have been determined to be illiquid under guidelines established by the Board of Directors.

 (c) Variable Rate

 (d) Security marked as segregated to cover when-issued security.

    See notes to Financial Statements

                               Columbus Core Plus Fund

Schedule of Investments
September 30, 2005

 Principal
   Amount                                                               Value
------------                                                        ------------

                 ASSET BACKED SECURITIES                 6.2%

                 California Infrastructure PG&E (d)
$    164,344       6.42%, 9/25/08                                   $   166,266
                 Capital One Prime (c) (d)
     590,000       3.95%, 9/15/06                                       589,719
                 Capital One Prime (d)
     280,000       3.06%, 3/17/08                                       277,660
                 Carmax Auto Owner (c) (d)
     235,000       3.803%, 3/15/06                                      234,817
                 Chase Credit Card (c) (d)
     750,000       3.898%, 3/16/09                                      751,022
                 CIT Equipment Collateral (c) (d)
     445,763       3.852%, 9/20/06                                      445,530
                 CNH Equipment Trust (c) (d)
     530,000       3.908%, 10/6/06                                      529,504
                 Household Credit (c) (d)
   1,170,000       3.898%, 7/15/08                                    1,169,984
                 Mid-State Trust
     120,217       4.864%, 7/15/38                                      114,856
                 Mortgage Home Loan Trust
       1,011       7.275%, 8/25/17                                        1,009
                 Nissan Auto (c) (d)
     350,000       3.861%, 9/15/06                                      349,674
                 SLM Student Loan Trust (c) (d)
     284,863       3.90%, 9/16/13                                       285,039
                 SLM Student Loan Trust (c) (d)
     220,080       3.66%, 4/25/13                                       220,166
                 SLM Student Loan Trust (c) (d)
     153,305       3.68%, 10/25/12                                      153,313
                 SLM Student Loan Trust (c) (d)
     297,318       3.62%, 4/26/10                                       297,139
                 SLM Student Loan Trust (c) (d)
     142,574       3.63%, 4/26/10                                       142,529
                 World Omni ART (c) (d)
     460,000       3.835%, 8/21/06                                      459,764
                                                                  -------------

                 TOTAL ASSET BACKED SECURITIES (COST $6,194,969)      6,187,991
                                                                  -------------


                 COLLATERALIZED MORTGAGE OBLIGATIONS    21.0%

                 Bank of America (c)
     715,000       5.001%, 9/10/10                                      718,128
                 Bear Stearns Commercial Mortgage Securities
     138,669       2.96%, 8/13/39                                       133,709
                 CAPCO America Securitization Corp. (d)
     216,625       5.86% 10/15/30                                       218,260
                 Chase Commercial Mortgage Securities Corp.
      28,061       6.60%, 12/19/29                                       28,898
                 Commercial Mortgage Pass Through
                  Certificate 144A (b) (c) (d)
     141,000       3.988%, 9/15/14 (Acquired Multiple
                  Dates, Cost $141,006)                                 141,110
                 Commercial Mortgage Pass Through Certificate (d)
     252,737       6.145%, 5/15/32                                      253,709
                 Commercial Mortgage Pass Through Certificate
     862,100       3.251%, 6/10/38                                      814,722
                 Countrywide Home Loans (c) (d)
     212,894       4.633%, 6/20/35                                      212,453
                 Credit Suisse First Boston (d)
      20,757       5.96%, 11/11/30                                       20,862
                 Credit Suisse First Boston (d)
      95,838       7.00%, 2/25/33                                        96,826
                 Credit Suisse First Boston
     143,148       2.079%, 5/15/38                                      137,560

                               Columbus Core Plus Fund

Schedule of Investments
September 30, 2005

 Principal
   Amount                                                               Value
------------                                                        ------------
                 Fannie Mae
 $        95       8.00%, 4/25/06                                   $        95
                 Fannie Mae (d)
      89,733       4.50%, 11/25/09                                       89,590
                 Fannie Mae
     237,000       3.50%, 4/25/11                                       233,750
                 Fannie Mae (d)
     495,203       5.00%, 11/25/12                                      496,345
                 Fannie Mae
     232,864       5.00%, 2/25/18                                       233,248
                 Fannie Mae
   1,472,979       4.00%, 8/25/18                                     1,434,314
                 Fannie Mae
     166,000       3.50%, 10/25/21                                      164,005
                 Fannie Mae
      10,000       5.50%, 1/25/24                                        10,149
                 Fannie Mae
     520,000       4.00%, 4/25/24                                       511,465
                 Fannie Mae (c)
     205,258       3.46%, 6/25/43                                       204,318
                 Fannie Mae Grantor Trust
     438,789       7.00%, 11/25/43                                      458,601
                 Fannie Mae Grantor Trust (c) (d)
     649,400       3.651%, 11/28/35                                     648,787
                 FHLMC Structured Pass Through Securities (d)
       3,061       1.524%, 12/15/08                                       3,061
                 Freddie Mac (d)
      81,216       4.00%, 9/15/09                                        81,167
                 Freddie Mac (d)
      93,532       4.00%, 10/15/09                                       93,464
                 Freddie Mac
     664,829       3.75%, 12/15/11                                      652,885
                 Freddie Mac (d)
     119,138       4.00%, 9/15/12                                       118,848
                 Freddie Mac
     443,000       4.50%, 3/15/14                                       441,661
                 Freddie Mac
     248,207       4.00%, 7/15/14                                       246,201
                 Freddie Mac (d)
     328,255       4.50%, 9/15/15                                       328,038
                 Freddie Mac
     125,494       4.50%, 3/15/16                                       125,301
                 Freddie Mac (d)
     439,897       4.00%, 1/15/18                                       438,132
                 Freddie Mac (d)
     483,000       3.00%, 3/15/19                                       479,117
                 Freddie Mac (d)
     324,108       4.50%, 2/15/20                                       323,893
                 Freddie Mac
     477,160       2.00%, 4/15/22                                       463,436
                 Freddie Mac
     355,135       3.50%, 1/15/23                                       349,864
                 Freddie Mac (d)
     394,600       3.50%, 1/15/23                                       390,953
                 Freddie Mac
     181,000       4.00%, 10/15/23                                      178,610
                 Freddie Mac
     504,000       4.00%, 11/15/23                                      492,504
                 Freddie Mac
   1,053,173       4.00%, 4/15/25                                     1,037,886
                 Freddie Mac (c)
     473,758       3.50%, 5/15/26                                       464,423

                               Columbus Core Plus Fund

Schedule of Investments
September 30, 2005

 Principal
   Amount                                                               Value
------------                                                        ------------
                 Freddie Mac
$    204,107       4.50%, 9/15/29                                   $   200,963
                 GMAC Commerical Mortgage Security (d)
      32,174       5.83%, 5/15/33                                        32,269
                 GMAC Commerical Mortgage Security
      35,813       7.273%, 8/16/33                                       36,394
                 GMAC Commerical Mortgage Security
     838,717       3.337%, 5/10/36                                      795,827
                 LB Commerical Conduit Mortgage Trust
     530,909       2.599%, 5/15/27                                      511,544
                 LB Commerical Conduit Mortgage Trust (c)
   1,289,512       6.48%, 2/18/30                                     1,325,051
                 LB Commerical Conduit Mortgage Trust (d)
      36,087       5.87%, 10/15/35                                       36,127
                 LB-UBS Commercial Mortgage Trust (c)
     620,000       4.553%, 7/15/30                                      612,264
                 Master Asset Securitization Trust (d)
     158,114       4.00%, 12/25/33                                      157,050
                 Morgan Stanley Capital
      21,723       5.91%, 11/15/31                                       21,794
                 Morgan Stanley Capital
     647,294       3.27%, 5/15/40                                       610,993
                 Nomura Asset Securities Corporation (d)
      85,831       6.28%, 3/15/30                                        86,804
                 Nomura Asset Acceptance Corporation (c) (d)
     134,185       4.03%, 10/25/34                                      134,244
                 Nomura Asset Acceptance Corporation (c) (d)
     344,889       3.96%, 8/25/35                                       344,902
                 NYC Mortgage Loan Trust - 144A (b)
     163,000       6.75%, 9/25/19 (Acquired Multiple
                     Dates, Cost $173,122)                              171,442
                 Residential Asset
     185,463       2.75%, 8/25/33                                       183,689
                 Wachovia Auto Owner Trust (c) (d)
     152,022       3.34%, 5/22/06                                       151,888
                 Wachovia Bank Commercial Mortgage Trust (d)
     579,502       4.539%, 4/15/34                                      578,625
                 Wachovia Bank Commercial Mortgage Trust
     508,567       2.986%, 6/15/35                                      474,873
                 Wachovia Bank Commercial Mortgage Trust
     302,536       3.291%, 12/15/35                                     293,696
                 Wachovia Bank Commercial Mortgage Trust
     290,942       3.065%, 2/15/41                                      280,608
                                                                  -------------

                 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                 (COST $21,151,989)                                  21,011,395
                                                                  -------------


                 CORPORATE BONDS                        21.8%

                 ABITIBI Consolidated Inc.
      49,000       8.85%, 8/1/30                                         44,100
                 ABITIBI Consolidated Inc.
      82,000       8.50%, 8/1/29                                         73,390
                 Albertson's Inc.
      65,000       6.625%, 6/1/28                                        51,900
                 Albertson's Inc.
      65,000       7.50%, 2/15/11                                        63,830
                 Allstate Life Global Funding
     304,000       4.25%, 2/26/10                                       297,452
                 American Electric Power (c)
     170,000       4.709%, 8/16/07                                      169,768
                 American General Finance Corp.
     395,000       4.875%, 7/15/12                                      389,459
                 American Ref-Fuel Co LLC - 144A (b)
     167,629       6.26%, 12/31/15 (Acquired Multiple
                     Dates, Cost 173,654)                               163,936
                 Appalachian Power Company
     115,000       4.40%, 6/1/10                                        112,560
                 AT&T Corp.
     615,000       7.30%%, 11/15/11                                     692,644
                 AT&T Wireless Service
     233,000       7.875%, 3/1/11                                       265,270

                               Columbus Core Plus Fund

Schedule of Investments
September 30, 2005

 Principal
   Amount                                                               Value
------------                                                        ------------
                 Atmos Energy Corp.
$    283,000       4.00%, 10/15/09                                  $   272,947
                 Bellsouth Corp.
     168,000       4.75%, 11/15/12                                      165,721
                 British Telecom PLC
     339,000       8.125%, 12/15/10                                     392,513
                 Browning Ferris
     135,000       7.40%, 9/15/35                                       118,462
                 Calpine Corp - 144A (b)
     175,000       9.875%, 12/1/11 (Acquired
                     Multiple Dates, Cost $127,875)                     127,750
                 Calpine Corp - 144A (b)
     135,000       8.50%, 7/15/10 (Acquired
                     Multiple Dates, Cost $97,663)                       96,525
                 Centerpoint Energy
     355,000       7.25%, 9/1/10                                        385,428
                 Chesapeake Energy
     100,000       6.875%, 1/15/16                                      101,750
                 Conseco Finance
       1,322       5.15%, 9/1/33                                          1,322
                 Consumers Energy Co.
     115,000       5.80%, 9/15/35                                       113,086
                 Consumers Energy Co.
     133,000       4.40%, 8/15/09                                       130,569
                 Cox Communications Inc.
     170,000       4.625%, 1/15/10                                      166,218
                 Credit Suisse First Boston - London - 144A (b)
     126,000       7.90%, 5/1/07 (Acquired Multiple Dates,
                     Cost $134,065)                                     131,793
                 Daimlerchrysler
     225,000       4.875%, 6/15/10                                      220,504
                 Dana Corporation
     255,000       5.85%, 1/15/15                                       200,017
                 Delphi Corp.
     310,000       6.50%, 8/15/13                                       207,700
                 Devon Energy Corp. (d)
     314,000       2.75%, 8/1/06                                        308,807
                 Dow Jones - 144A (b)
   2,296,800       8.25%, 6/29/10 (Acquired Multiple Dates,
                     Cost $2,296,395)                                 2,282,445
                 Duke Energy Field Services
     148,000       5.75%, 11/15/06                                      149,679
                 Echostar DBS Corp.
     190,000       6.375%, 10/1/11                                      188,338
                 Edison Mission Energy Funding - 144A (b)
     778,532       7.33%, 9/15/08 (Acquired Multiple Dates,
                      Cost $801,109)                                    792,156
                 El Paso Corporation
     140,000       7.00%, 5/15/11                                       139,650
                 El Paso Natural Gas
     275,000       7.625%, 8/1/10                                       285,938
                 Energy Transfer Partners - 144A (b)
     200,000       5.65%, 8/1/12 (Acquired Multiple Dates,
                      Cost $199,399)                                    196,948
                 Entergy Gulf States
     209,000       4.875%, 11/1/11                                      199,865
                 Entergy Louisiana
      89,000       5.50%, 4/1/19                                         84,332
                 Enterprise Products
     270,000       4.95%, 6/1/10                                        265,364
                 Exelon Corporation
     435,000       4.45%, 6/15/10                                       421,113
                 First Energy Corp.
     282,000       6.45%, 11/15/11                                      300,264
                 Florida Power Corp.
     265,000       4.50%, 6/1/10                                        261,226
                 Ford Motor Company
     551,000       7.45%, 7/16/31                                       429,780
                 Ford Motor Credit Company
     425,000       5.70%, 1/15/10                                       386,075
                 General Motors
     200,000       8.375%, 7/15/33                                      156,000
                 GMAC Commercial Mortgage Security
     265,000       6.875%, 9/15/11                                      241,047

                               Columbus Core Plus Fund

Schedule of Investments
September 30, 2005

 Principal
   Amount                                                               Value
------------                                                        ------------
                 GMAC Commercial Mortgage Security
$    265,000       6.75%, 12/1/14                                   $   230,509
                 GMAC Commercial Mortgage Security
     200,000       8.00%, 11/1/31                                       174,634
                 Hertz Corp.
     115,000       7.40%, 3/1/11                                        111,438
                 ICI Wilmington
     475,000       4.375%, 12/1/08                                      466,984
                 ING USA Global
     325,000       4.50%, 10/1/10                                       320,575
                 International Lease Finance
     225,000       5.00%, 9/15/12                                       222,028
                 International Lease Finance
     325,000       4.875%, 9/1/10                                       323,409
                 Kern River Funding Corp. - 144A
      98,853       4.893%, 4/30/18 (Acquired 05/09/2005,
                     Cost $97,391)                                       97,394
                 Kiowa Power Partners LLC - 144A (b)
     224,743       4.811%, 12/30/13 (Acquired Multiple Dates,
                     Cost $214,131)                                     214,055
                 Lear Corporation
      65,000       5.75%, 8/1/14                                         54,275
                 Liberty Property LP
     110,000       7.75%, 4/15/09                                       119,756
                 Met Life Global Funding Inc. - 144A (b)
     350,000       4.625%, 8/19/10 (Acquired 08/15/2005,
                     Cost $348,239)                                     347,620
                 Nextel Communications
     180,000       5.95%, 3/15/14                                       184,260
                 Nisource Finance
     265,000       5.25%, 9/15/17                                       259,020
                 NY Life Global Funding - 144A (b)
     387,000       3.875%, 1/15/09 (Acquired Multiple Dates,
                     Cost $382,121)                                     377,649
                 Pacific Gas & Electric
     185,000       3.60%, 3/1/09                                        178,692
                 Pacific Life Global Funding - 144A (b)
     120,000       3.75%, 1/15/09 (Acquired Multiple Dates,
                     Cost $118,528)                                     117,075
                 PEPCO Holdings Inc. (d)
      95,000       3.75%, 2/15/06                                        94,744
                 PNPP II FDG Corp.
      43,483       8.51%, 11/30/06                                       43,690
                 Premcor Refining
      85,000       6.125%, 5/1/11                                        88,825
                 Premcor Refining
     200,000       6.75%, 2/1/11                                        214,000
                 Principal Life Inc.
     244,000       3.20%, 4/1/09                                        233,100
                 Progress Rail/Metal - 144A (b)
     150,000       7.75%, 4/1/12 (Acquired 03/17/05,
                     Cost $150,000)                                     152,813
                 Protective Life Secured Trust
     105,000       4.00%, 10/7/09                                       102,593
                 Public Service Company of Colorado
     237,000       4.375%, 10/1/08                                      234,686
                 Qwest Corp.
     204,000       7.20%, 11/10/26                                      182,580
                 Residential Capital Corp - 144A (b) (d)
     965,000       6.375%, 6/30/10 (Acquired Multiple Dates,
                     Cost $ 970,506)                                    977,621
                 Rouse Company
     110,000       3.625%, 3/15/09                                      102,822
                 SBC Communications
     370,000       6.25%, 3/15/11                                       392,915
                 Simon Property Group LP
     303,000       4.875%, 8/15/10                                      301,646
                 Sithe/Independence Funding
     519,745       8.50%, 6/30/07                                       528,793
                 Southern Cal Edison
     170,000       5.35%, 7/15/35                                       165,083
                 Sprint Capital Corp.
     375,000       8.375%, 3/15/12                                      441,314
                 Suntrust Bank
     205,000       4.55%, 5/25/09                                       200,218

                               Columbus Core Plus Fund

Schedule of Investments
September 30, 2005

 Principal
   Amount                                                               Value
------------                                                        ------------
                 Telecom Italia Cap.
$    330,000       4.875%, 10/1/10                                  $   326,849
                 Telefonos Mexico
     162,000       4.50%, 11/19/08                                      159,907
                 Transcontinental Gas
      81,000       6.25%, 1/15/08                                        81,911
                 Tyson Foods (d)
     247,000       7.25%, 10/1/06                                       253,348
                 US Steel Corp.
      92,000       9.75%, 5/15/10                                       100,970
                 Viacom Inc.
     170,000       7.70%, 7/30/10                                       188,047
                 Westar Energy Inc.
     225,000       5.10%, 7/15/20                                       218,660
                                                                  -------------

                 TOTAL CORPORATE BONDS (COST $22,092,009)            21,832,149
                                                                  -------------

                 FOREIGN GOVERNMENT BONDS                1.0%

                 Aid-Egypt
     450,000       4.45%, 9/15/15                                       443,241
                 Aid-Israel
     526,000       5.50%, 9/18/23                                       561,497
                                                                  -------------

                 TOTAL FOREIGN GOVERNMENT BONDS ( COST $1,010,219)    1,004,738
                                                                  -------------


                 U.S. GOVERNMENT AGENCIES               43.5%

                 Fannie Mae (d)
   3,475,000       5.50%, 2/15/06                                     3,493,848
                 Fannie Mae (d)
     114,000       2.10%, 4/19/06                                       112,684
                 Fannie Mae (d)
     370,000       2.65%, 4/28/06                                       366,667
                 Fannie Mae
   1,130,000       4.375%, 10/15/15                                   1,104,899
                 Fannie Mae
   2,029,177       5.00%, 12/1/17                                     2,024,520
                 Fannie Mae (d)
     330,444       5.50%, 7/25/42                                       330,468
                 Fannie Mae Pool 387219
     436,355       4.125%, 1/1/10                                       426,068
                 Fannie Mae Pool 254659
     141,637       4.50%, 2/1/13                                        139,984
                 Fannie Mae Pool 254758
     152,021       4.50%, 6/1/13                                        150,249
                 Fannie Mae Pool 768008
     186,842       5.00%, 6/1/13                                        187,581
                 Fannie Mae Pool 768009
      99,447       5.00%, 6/1/13                                         99,841
                 Fannie Mae Pool 254806
     233,045       4.50%, 7/1/13                                        230,327
                 Fannie Mae Pool 386341
     295,103       3.81%, 8/1/13                                        278,038
                 Fannie Mae Pool 763019
      95,627       5.00%, 8/1/13                                         96,005
                 Fannie Mae Pool 254909
     459,795       4.00%, 9/1/13                                        448,335
                 Fannie Mae Pool 255639
     905,233       5.00%, 2/1/15                                        908,814
                 Fannie Mae Pool 254865
     851,155       4.50%, 9/1/18                                        834,955
                 Fannie Mae Pool 433043
      10,621       6.50%, 6/1/28                                         10,970
                 Fannie Mae Pool 449012
       2,104       6.50%, 11/1/28                                         2,173
                 Fannie Mae Pool 448235
       3,636       6.50%, 11/1/28                                         3,755

                               Columbus Core Plus Fund

Schedule of Investments
September 30, 2005

 Principal
   Amount                                                               Value
------------                                                        ------------
                 Fannie Mae Pool 447704
$      9,940       6.50%, 11/1/28                                   $    10,266
                 Fannie Mae Pool 448635
      12,183       6.50%, 11/1/28                                        12,583
                 Fannie Mae Pool 487778
       6,066       6.50%, 3/1/29                                          6,263
                 Fannie Mae Pool 555203
     582,686       7.00%, 9/1/32                                        608,920
                 FNMA 15 YR NOV TBA (a)
   1,980,000       4.50%, 11/1/18                                     1,937,307
                 FNMA 15 YR OCT TBA (a)
   6,004,000       5.005, 10/1/20                                     5,987,117
                 FNMA 30 YR NOV TBA (a)
   9,770,000       5.50%, 11/1/33                                     9,751,681
                 FNMA 30 YR OCT TBA (a)
  10,025,000       5.00%, 10/1/35                                     9,811,969
                 Freddie Mac (d)
   1,525,000       2.85%, 5/24/06                                     1,511,205
                 Freddie Mac Pool M80779
      31,853       5.00%, 11/1/09                                        32,025
                 Freddie Mac Pool M80895
     297,904       5.00%, 1/1/11                                        299,443
                 Freddie Mac Pool B14039
     467,246       4.00%, 5/1/14                                        454,319
                 Freddie Mac Pool G11672
     512,473       5.00%, 3/1/15                                        512,472
                 Freddie Mac Pool G11745
     826,652       5.00%, 7/1/15                                        826,329
                 Freddie Mac Pool B19614
     172,104       5.00%, 7/1/15                                        172,037
                 Freddie Mac Pool A45788
     268,329       6.50%, 5/1/35                                        275,923
                 Ginne Mae Pool 331001
       2,274       8.25%, 7/15/07                                         2,348
                 Ginne Mae Pool 36629
       2,436       9.50%, 10/15/09                                        2,593
                                                                  -------------


                 TOTAL U.S. GOVERTMENT AGENCIES
                  (COST $43,764,122)                                 43,464,981
                                                                  -------------


                 U.S. TREASURY BONDS, NOTES & T-BILLS   26.4%

                 US Treasury Bond
   1,655,000       3.375%, 2/15/08                                    1,625,132
   1,500,000       4.00%, 3/15/10                                     1,486,641
   1,470,000       3.875%, 7/15/10                                    1,447,663
   3,240,000       3.875%, 9/15/10                                    3,194,183
   6,785,000       4.25%, 8/15/15                                     6,742,594
   1,410,000       6.25%, 8/15/23                                     1,685,996
   2,485,000       5.25%, 2/15/29                                     2,708,941
   2,830,000       5.375%, 2/15/31                                    3,170,483

                 US Treasury Note (d)
     600,000       2.00%, 5/15/06                                       592,617

                 US Treasury Bill (d)
   3,775,000       3.65%, 2/16/06                                     3,722,845
                                                                  -------------

                 TOTAL U.S. TREASURY BONDS AND NOTES
                   (COST $26,548,960)                                26,377,095
                                                                  -------------

                 REPURCHASE AGREEMENTS                   5.4%

   5,359,000     Agreement with UBS AG, 3.40%, dated                  5,359,000
                 9/30/2005, to be repurchased at $5,360,518
                 on 10/3/05, collaterized by a U.S. Government
                 Agency Obligation maturing 6/1/2006,
                 with a market value of $5,466,528.
                                                                  -------------

                 TOTAL REPURCHASE AGREEMENTS (COST $5,359,000)        5,359,000
                                                                  -------------

                               Columbus Core Plus Fund

Schedule of Investments
September 30, 2005

 Principal
   Amount                                                               Value
------------                                                        ------------
                 SHORT-TERM INVESTMENT                   0.0%

$      8,620     UMB Bank Money Market Fiduciary                  $       8,620

                 TOTAL SHORT-TERM INVESTMENT (COST $8,620)                8,620
                                                                  -------------

                 TOTAL INVESTMENTS (COST $126,129,888) 125.3%       125,245,969

                 LIABILITIES LESS OTHER ASSETS         (25.3%)      (25,292,835)
                                                                  -------------

                 NET ASSETS                            100.0%      $ 99,953,134
                                                                  =============

 (a) When-issued security

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of securities amounted to $6,247,222 (6.3% of net assets) at September 30, 2005. These securities have been determined to be illiquid under guidelines established by the Board of Directors.

(c) Variable Rate Securities

(d) Security marked as segregated to cover when-issued security.

    See notes to Financial Statements

                              COLUMBUS CORE FUND

Statement of Assets and Liabilities
September 30, 2005

ASSETS:

     Investments, at value (cost $28,936,062)                   $    28,711,735
     Interest receivable                                                123,138
     Receivable for securities sold                                   5,863,215
     Due from Advisor                                                    23,008
     Prepaid expenses                                                     1,333
                                                                ---------------
     Total assets                                                    34,722,429
                                                                ---------------
LIABILITIES:

     Payable for securities purchased                                11,638,598
     Due to Custodian                                                     3,354
     Other accrued expenses                                              52,670
                                                                ---------------
     Total liabilities                                               11,694,622
                                                                ---------------
NET ASSETS                                                         $ 23,027,807
                                                                ===============
NET ASSETS CONSIST OF:

     Paid-in-capital                                               $ 23,126,235
     Undistributed net investment loss                                      812
     Accumulated undistributed net realized gain on investments         125,087
     Net unrealized depreciation on investments                        (224,327)
                                                                ---------------
NET ASSETS                                                         $ 23,027,807
                                                                ===============
SHARES OUTSTANDING, $0.0001 PAR VALUE,
     (UNLIMITED SHARES AUTHORIZED)                                    2,310,674

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE                                               $ 9.97
                                                                ===============
     (NET ASSETS DIVIDED BY SHARES OUTSTANDING)

 See notes to financial statements.

                               COLUMBUS CORE FUND

Statement of Operations
For the Period Ended September 30, 20051

INVESTMENT INCOME:
     Interest                                                         $ 694,311
                                                            -------------------
     Total investment income                                            694,311
                                                            -------------------
EXPENSES:

     Investment advisory fees                                            59,253
     Shareholder servicing fees                                          30,852
     Administration and fund accounting fees                             32,159
     Professional fees                                                   30,651
     Custody fees                                                        32,865
     Reports to shareholders                                              5,879
     Directors' fees and expenses                                         5,986
     Federal and state registration fees                                  8,621
     Insurance expense                                                    2,917
     Pricing expense                                                     23,999
     Other expenses                                                       1,741
                                                            -------------------
     Total expenses before waiver and
       reimbursement of expenses                                        234,923

     Less:  Waiver and reimbursement of expenses                       (200,661)
                                                            -------------------
     Net expenses                                                        34,262
                                                            -------------------
NET INVESTMENT INCOME                                                   660,049
                                                            -------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
     Net realized gain on investments                                   175,983
     Change in unrealized depreciation on investments                  (224,327)
                                                            -------------------
     Net loss on investments                                            (48,344)
                                                            -------------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                             $ 611,705
                                                            ===================
(1)Commenced operations on November 30, 2004.

 See notes to financial statements.

                              COLUMBUS CORE FUND

Statement of Changes in Net Assets

                                                                   Period Ended
                                                                   SEPTEMBER 30,
                                                                     2005(1)
                                                                ----------------
OPERATIONS:
     Net investment income                                            $ 660,049
     Net realized gain on investments                                   175,983
     Change in unrealized depreciation on investments                  (224,327)
                                                                ----------------
         Net decrease in net assets resulting from operations           611,705
                                                                ----------------
DISTRIBUTIONS PAID FROM:
     Net investment income                                             (660,049)
     Net realized gain                                                  (50,896)
                                                                ----------------
         Total distributions                                           (710,945)
                                                                ----------------
CAPITAL SHARE TRANSACTIONS:
     Proceeds from sale of shares                                    24,416,102
     Shares issued to shareholders in reinvestment
       of distributions                                                 710,945
     Cost of shares redeemed                                         (2,000,000)
                                                                ----------------
         Net increase from capital share transactions                23,127,047
                                                                ----------------

TOTAL INCREASE IN NET ASSETS                                         23,027,807

NET ASSETS:
     Beginning of period                                                      -
                                                                ----------------
     End of period                                                 $ 23,027,807
                                                                ================
TRANSACTIONS IN SHARES

     Shares sold                                                      2,440,491
     Shares issued to shareholders in reinvestment
       of distributions                                                  70,986
     Shares redeemed                                                   (200,803)
                                                                ----------------
     Net increase                                                     2,310,674
                                                                ================
(1)Commenced operations on November 30, 2004.

 See notes to financial statements.

                               COLUMBUS CORE FUND

FINANCIAL HIGHLIGHTS

For a Fund Share Outstanding Throughout the Period.

                                                              Period Ended
                                                           September 30, 2005(1)
                                                          ----------------------

Net Asset Value, Beginning of Period                         $           10.00

INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                                0.34
     Net realized and unrealized loss on investments                     (0.03)
                                                             -------------------

         Total from investment operations                                 0.31
                                                             -------------------

 DISTRIBUTIONS TO SHAREHOLDERS:
     Dividends from net investment income                                (0.32)
     Dividend from realized gain                                         (0.02)
                                                             -------------------

         Total distributions                                             (0.34)
                                                             -------------------

NET ASSET VALUE, END OF PERIOD                               $            9.97
                                                             ===================


TOTAL RETURN2                                                             3.14%

SUPPLEMENTAL DATA AND RATIOS:
     Net assets, end of year/period                          $      23,027,807
     Ratio of expenses to average net assets(3)                           0.20%
     Ratio of expenses before waivers to average net assets(3)            1.39%
     Ratio of net investment income to average net assets(3)              3.90%
     Ratio of net investment income
         before waivers to average net assets(3)                          2.71%
     Portfolio turnover rate(2)                                            732%

(1)Commenced operations on November 30, 2004.
(2)Not annualized for periods less than a year
(3)Annualized

 See notes to financial statements.

                             COLUMBUS CORE PLUS FUND

Statement of Assets and Liabilities
September 30, 2005

ASSETS:

     Investments, at value (cost $126,129,888)                  $   125,245,969
     Receivable for securities sold                                  25,231,948
     Receivable for shares sold                                         452,000
     Interest receivable                                                662,850
     Due from Advisor                                                    31,790
     Prepaid expenses                                                     4,138
                                                                ---------------
     Total assets                                                   151,628,695
                                                                ---------------
LIABILITIES:

     Payable for securities purchased                                51,582,489
     Due to Custodian                                                     4,364
     Other accrued expenses                                              88,708
                                                                ---------------
     Total liabilities                                               51,675,561
                                                                ---------------
NET ASSETS                                                      $    99,953,134
                                                                ===============
NET ASSETS CONSIST OF:
     Paid-in-capital                                            $   100,029,326
     Undistributed net investment loss                                    2,344
     Accumulated undistributed net realized gain on investments         805,383
     Net unrealized depreciation on investments                        (883,919)
                                                                ---------------
NET ASSETS                                                      $    99,953,134
                                                                ===============
SHARES OUTSTANDING, $0.0001 PAR VALUE,
     (UNLIMITED SHARES AUTHORIZED)                                    9,984,298

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE                                      $         10.01
                                                                ===============
     (NET ASSETS DIVIDED BY SHARES OUTSTANDING)

 See notes to financial statements.

                            COLUMBUS CORE PLUS FUND

Statement of Operations
For the Period Ended September 30, 20051

INVESTMENT INCOME:
     Interest                                                    $    2,853,363
                                                                 --------------
     Total investment income                                          2,853,363
                                                                 --------------
EXPENSES:
     Investment advisory fees                                           243,716
     Administration and fund accounting fees                             69,633
     Professional fees                                                   79,062
     Shareholder servicing fees                                          32,427
     Pricing Expense                                                     26,092
     Directors' fees and expenses                                        24,614
     Custody fees                                                        42,029
     Federal and state registration fees                                 21,399
     Reports to shareholders                                              8,404
     Insurance expense                                                   10,049
     Other expenses                                                       5,147
                                                                 --------------
     Total expenses before waiver and reimbursement of expenses         562,572

     Less:  Waiver and reimbursement of expenses                       (423,306)
                                                                 --------------
     Net expenses                                                       139,266
                                                                 --------------
NET INVESTMENT INCOME                                                 2,714,097
                                                                 --------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
     Net realized gain on investments                                 1,053,589
     Change in unrealized depreciation on investments                  (883,919)
                                                                 --------------
     Net gain on investments                                            169,670
                                                                 --------------
NET INCREASE IN NET ASSETS

RESULTING FROM OPERATIONS                                           $ 2,883,767
                                                                 ==============
(1)Commenced operations on November 30, 2004.

 See notes to financial statements.

                            COLUMBUS CORE PLUS FUND

Statement of Changes in Net Assets

                                                               Period Ended
                                                           SEPTEMBER 30, 2005(1)
                                                          ----------------------
OPERATIONS:
     Net investment income                                       $    2,714,097
     Net realized gain on investments                                 1,053,589
     Change in unrealized depreciation on investments                  (883,919)
                                                                 --------------
         Net decrease in net assets resulting from operations         2,883,767
                                                                 --------------
DISTRIBUTIONS PAID FROM:
     Net investment income                                           (2,669,946)
     Net realized gains                                                (292,357)
                                                                 --------------
         Total distributions                                         (2,962,303)
                                                                 --------------
CAPITAL SHARE TRANSACTIONS:
     Proceeds from sale of shares                                    97,069,368
     Shares issued to shareholders in reinvestment
       of distributions                                               2,962,302
                                                                 --------------
         Net increase from capital share transactions               100,031,670
                                                                 --------------
TOTAL INCREASE IN NET ASSETS                                         99,953,134
                                                                 ==============
NET ASSETS:
     Beginning of period                                                      -

     End of period                                               $   99,953,134

TRANSACTIONS IN SHARES

     Shares sold                                                      9,689,604
     Shares issued to shareholders in reinvestment of distributions     294,694
                                                                 --------------
    Net increase                                                      9,984,298
                                                                 ==============
(1)Commenced operations on November 30, 2004.

 See notes to financial statements.

                            COLUMBUS CORE PLUS FUND

FINANCIAL HIGHLIGHTS

For a Fund Share Outstanding Throughout the Period.

                                                             Period Ended
                                                         September 30, 2005(1)
                                                        ------------------------

Net Asset Value, Beginning of Period                             $       10.00

INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                                0.34
     Net realized and unrealized gain on investments                      0.01
                                                                 ---------------

         Total from investment operations                                 0.35
                                                                 ---------------

 DISTRIBUTIONS TO SHAREHOLDERS:
     Dividends from net investment income                                (0.31)
     Dividends from realized gain                                        (0.03)
                                                                 ---------------
                                                                 ---------------

         Total distributions                                             (0.34)
                                                                 ---------------

NET ASSET VALUE, END OF PERIOD                                   $       10.01
                                                                 ===============


TOTAL RETURN(2)                                                           3.49%

SUPPLEMENTAL DATA AND RATIOS:
     Net assets, end of year/period                              $  99,953,134
     Ratio of expenses to average net assets(3)                           0.20%
     Ratio of expenses before waivers to average net assets(3)            0.81%
     Ratio of net investment income to average net assets(3)              3.90%
     Ratio of net investment income
         before waivers to average net assets(3)                          3.29%
     Portfolio turnover rate(2)                                            890%

(1)Commenced operations on November 30, 2004.
(2)Not annualized for periods less than a year
(3)Annualized

 See notes to financial statements.

                              Columbus Funds, Inc.


1.     ORGANIZATION

       Columbus Funds, Inc. (the "Company"), which consists of the Columbus Low Duration Fund ("Low Duration"), Columbus Intermediate Fund ("Intermediate"), Columbus Core Fund ("Core"), Columbus Core Plus Fund ("Core Plus") and Columbus Corporate Opportunity Fund (Corporate Opportunity"), is a Maryland company incorporated on July 3, 2003. The Company is currently offering shares of the Core and Core Plus Funds (the "Funds") to investors. The Core and Core Plus Funds commenced operations after the close of business on November 30, 2004. Shares of the Low Duration and Intermediate Funds are not currently being offered. The Company is an open-end diversified series management investment company registered under the Investment Company Act of 1940 (the "1940 Act").

2.     SIGNIFICANT ACCOUNTING POLICIES

       The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from such estimates.

       INVESTMENT VALUATION - Long-term fixed income securities are valued at market prices using pricing information provided by an independent pricing service. When in the judgment of the pricing service quoted bid prices are readily available, these investments are valued at the mean of the quoted bid and ask prices. Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Common stocks and other equity-type securities are valued at the last sales price on the national securities exchange on which such securities are primarily traded, or for Nasdaq-listed securities, the official closing price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith using procedures approved by the Funds' Board of Directors. These procedures include, but are not limited to, the Pricing Committee directing that valuations published by a pricing service be used to value securities for which daily prices are not readily available (which may constitute a significant number of long-term fixed income securities). Values are determined by the pricing service using methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type, indications as to values from dealers and general market conditions.

       ILLIQUID INVESTMENTS - The Funds may invest up to 15% of their respective net assets in illiquid securities (i.e., securities that are not readily marketable). Illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), repurchase agreements with maturities in excess of seven days, and other securities that are not readily marketable. The Board of Directors of the Company, or its delegate, has the ultimate authority to determine which securities are liquid or illiquid for purposes of this 15% limitation. At September 30, 2005, 3.6% and 6.3% of the Core and Core Plus Funds' net assets respectively were illiquid.

       The Board of Directors has delegated to the Adviser the day-to-day determination of the liquidity of any security, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board of Directors has directed the Adviser to look to such factors as (i) the nature of the market for a security (including the institutional private resale market), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), (iii) the availability of market quotations, and (iv) other permissible relevant factors.

       Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Funds may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Funds may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Funds might obtain a less favorable price than that which prevailed when it decided to sell.

       LIQUIDITY - The Funds may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary market does exist for these securities, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security.

       FEDERAL INCOME TAXES - The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

       SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method.

       DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

       Distributions to shareholders are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

       Accordingly, at September 30, 2005, reclassifications were recorded to decrease paid-in-capital by $(812) and $(2,344), decrease accumulated undistributed net realized gain on investments by $(50,896) and $(248,206) and increase undistributed net investment income by $51,708 and $250,550 for the Core and Core Plus Funds, respectively.

       EXPENSES - Expenses that are directly related to one fund are charged directly to that fund. Common expenses are allocated to each fund on the basis of relative assets.

3.     INVESTMENT TRANSACTIONS

       The aggregate purchases and sales of securities, excluding U.S. Government securities and short-term investments, for the Funds for the period ended September 30, 2005, were as follows:

                                          Purchases                 Sales
                                          ---------                 -----
              Core                        $ 86,994,827              $64,156,247
              Core Plus                    370,440,940              276,824,738

       The aggregate purchases and sales of long-term U.S. Government securities, for the Funds for the period ended September 30, 2005, were as follows:



                                          Purchases                Sales
                                          ---------                -----
              Core                        $107,910,275             $103,404,337
              Core Plus                    508,377,188              522,824,738

 4.           RELATED PARTY TRANSACTIONS

       The Company has an investment advisory agreement (the "Advisory Agreement") with Reams Asset Management Company LLC (the "Adviser"), with whom certain officers and directors of the Company are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Advisory Agreement the Core and Core Plus Funds compensate the Adviser at the annual rate of 0.35% of each Fund's average daily net assets

       Pursuant to an agreement with each Fund, the Adviser will waive its management fee and/or reimburse each Fund's other expenses, including organization expenses, so that total operating expenses (on an annual basis) do not exceed 0.20% of the Core Fund's average daily net assets, and 0.20% of the Core Plus Fund's average daily net assets (the "Expense Limitation Caps"), until January 31, 2007. After such date, the Adviser may from time to time voluntarily waive all or a portion of its fee and/or absorb expenses for the Funds. During the fiscal year ended September 30, 2005, the Adviser waived investment advisory fees for the Core and Core Plus Funds of $59,253 and $243,716, respectively, and reimbursed the Core and Core Plus Funds $141,408 and $179,590, respectively, for other expenses. Any such waiver/absorption is subject to later adjustment during the term of the Advisory Agreement to allow the Adviser to recoup amounts waived/absorbed to the extent actual fees and expenses for a period are less than the Expense Limitation Caps, provided, however, that, the Adviser shall only be entitled to recoup such amounts for a maximum period of three years following the fiscal year in which such amount was waived or reimbursed. At September 30, 2005, $200,661 and $423,306 was available for potential recoupment for the Core and Core Plus Funds, respectively.

       The Company has entered into agreements with UMB Bank, n.a. to provide custodial services. In addition, the Funds have entered into agreements with UMB Fund Services, Inc., an affiliate of UMB Bank, n.a., to provide administration, fund accounting and transfer agency services. Under the terms of the custody agreement, the Funds sweep excess cash daily into an interest bearing demand deposit account with UMB Bank, n.a.

5.       FEDERAL INCOME TAX INFORMATION

       At September 30, 2005, gross unrealized appreciation and depreciation on investments, based on aggregate cost for federal income tax purposes were as follows:

                                                                    Core           Core Plus
                                                                    ----           ---------

       Gross unrealized appreciation                            $      5,464    $      46,439
       Gross unrealized depreciation                                (240,215)   $    (998,160)
                                                                ------------    -------------
       Net unrealized appreciation/depreciation on investments  $   (234,751)   $    (951,721)
                                                                ============    =============
       Cost of securities on a tax basis                        $ 28,946,486    $ 126,197,690
                                                                ============    =============

       The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

       As of September 30, 2005, the components of accumulated earnings for the Core and Core Plus Funds, were as follows:



                                                                    Core           Core Plus
                                                                    ----           ---------

       Undistributed ordinary income                            $  136,323       $  875,529
                                                                ----------       ----------
       Undistributed long-term capital gain
       Accumulated earnings                                        136,323          875,529
       Accumulated Capital and Other Losses
       Unrealized Appreciation                                    (234,751)        (951,721)
                                                                ----------       ----------
       Total Accumulated Earnings                               $  (98,428)      $  (76,192)
                                                                ==========       ==========





The tax character of distributions paid during the period ended September 30, 2005, for the Core and Core Plus Funds, were as follows:

                                          Period Ended           Period Ended
                                       September 30, 2005     September 30, 2005
                                       ------------------     ------------------
                                              Core                 Core Plus
      Distributions paid from:
         Ordinary income                       $660,049           $2,669,946

         Net short-term capital gains            50,896              292,357
                                                -------            ---------
      Total taxable distributions               710,945            2,962,303
         Exempt interest


                                                -------
      Total distributions paid                 $710,945           $2,962,303
                                                =======            =========

                                 COLUMBUS FUNDS

                  Growth of a $1,000,000 Investment (Unaudited)
--------------------------------------------------------------------------------
[CHART}

                      Columbus Core Fund       Lehman Aggregate bond Index
11/30/04                    1,000,000.00                      1,000,000.00
12/31/04                    1,009,882.00                      1,009,201.00
01/31/05                    1,012,461.00                      1,015,538.00
02/28/05                    1,006,362.00                      1,009,543.00
03/31/05                    1,001,648.00                      1,004,358.00
04/30/05                    1,015,923.00                      1,017,951.00
05/31/05                    1,026,114.00                      1,028,964.00
06/30/05                    1,030,790.00                      1,034,875.00
07/31/05                    1,023,688.00                      1,025,157.00
08/31/05                    1,038,008.00                      1,038,300.00
09/30/05                    1,031,393.00                      1,027,604.00

[CHART}
                 Columbus Core Plus Fund       Lehman Aggregate bond Index
11/30/04                    1,000,000.00                      1,000,000.00
12/31/04                    1,009,798.00                      1,009,201.00
01/31/05                    1,012,812.00                      1,015,538.00
02/28/05                    1,006,454.00                      1,009,543.00
03/31/05                    1,002,378.00                      1,004,358.00
04/30/05                    1,015,587.00                      1,017,951.00
05/31/05                    1,027,803.00                      1,028,964.00
06/30/05                    1,034,812.00                      1,034,875.00
07/31/05                    1,028,985.00                      1,025,157.00
08/31/05                    1,043,410.00                      1,038,300.00
09/30/05                    1,034,931.00                      1,027,604.00


--------------------------------------------------------------------------------
                                 COLUMBUS FUNDS

             Average Annual Total Returns Since Inception (11/30/04)

                                                    Average Annual
                                                  Since Inception
                                                       As of
                                                  September 30, 2005
                                                  ------------------
Columbus Core Fund                                      3.14%

Columbus Core Plus Fund                                 3.49%

Lehman Aggregate Bond Index                             2.76%

--------------------------------------------------------------------------------
The line graphs shown above for the Fund assumes an initial investment of $1,000,000 made after the close of business on 11/30/04 (the Fund's inception date). Returns shown include the reinvestment of all dividends and distributions. Past performance, particularly for periods of less than one year, is not predictive of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.


The Lehman Aggregate Bond Index is an unmanaged, market value-weighted index of fixed-rate and non-convertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year to final maturity.
The index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in fixed income securities. It is not possible to invest directly in an index.

Average annual total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Directors of Columbus Funds, Inc.:


We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Columbus Funds, Inc., including Core Fund and Core Plus Fund, (collectively, the "Funds") as of September 30, 2005, and the related statements of operations and changes in net assets, and the financial highlights for the period from November 30, 2004 (commencement of operations) to September 30, 2005. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2005, the results of their operations, changes in their net assets, and the financial highlights for the period from November 30, 2004 (commencement of operations) to September 30, 2005, in conformity with accounting principles generally accepted in the United States of America.





/s/Deloitt & Touche LLP
Deloitt & Touche LLP



Milwaukee, WI
November 23, 2005

                              COLUMBUS FUNDS, INC.

       PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

       For a description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities, please call 1-888-416-0400 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission at http://www.sec.gov.


       PORTFOLIO HOLDINGS DISCLOSURE (UNAUDITED)

       The Funds will file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q will be available on the EDGAR database on the SEC's website at http://www.sec.gov. These Forms may also be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


       APPROVAL OF INVESTMENT ADVISORY CONTRACTS (UNAUDITED)

       On November 12, 2004, at an in-person meeting of the Board of Directors of the Columbus Funds, Inc. (the "Corporation"), the directors, including a majority of the disinterested directors, approved the continuation of the Advisory Agreement between the Corporation and the Adviser. In approving the Advisory Agreement, the Board reviewed materials provided by the Adviser, including a memorandum describing, among other things, the qualifications of the Adviser, the scope of services to be provided to the Funds and the prior performance of the Adviser. The Board also reviewed other information relating to the advisory services to be provided to the Funds, including certain comparative data provided by a third party service provider. The Board of Directors then considered a number of factors in approving the Advisory Agreement.

       The Board of Directors considered the nature, extent and quality of services to be provided to the Funds by the Adviser. It was noted that the Adviser has significant experience providing investment advice involving fixed income securities and is qualified to provide investment advisory services to the Funds. The Board then considered the prior performance of the Adviser, including the investment results achieved by the Adviser for the Corporate Opportunity Fund, comparable separate accounts and other registered investment companies. It was noted that the prior performance of the Adviser was reasonable in comparison to the relevant benchmarks and that of comparable investment companies and separate accounts. The Board considered information relating to each Fund's fees, costs and expense ratios and compared such fees, costs and expense ratios to competitive industry fee structures and expense ratios. It was noted that each Fund's advisory fees are generally competitive with comparable funds. In connection with its consideration of each Fund's advisory fees, the Board also considered the control of the Corporation's operating expenses through expense cap agreements, and noted that the current expense cap agreements were favorable in comparison to similar funds as evidenced by the comparative data presented at the meeting. The Board considered whether the Adviser would receive any fall-out benefits through its relationship with the Funds, and it was noted that because none of the other service providers to the Funds are affiliated with the Adviser, and the Adviser is currently subsidizing the operation of the Funds, there are no identified material fall-out benefits accruing to the Adviser. The Board also considered the Adviser's cost of providing services to the Funds and the profitability (if any) of its relationship to the Funds, and noted that with the current expense cap agreements, the Adviser is currently subsidizing the Funds to a significant extent. The Board did not consider whether economies of scale would justify lower fees for the Funds given the current low asset levels in the Funds and the expense cap arrangements.

       In its deliberations, the Board did not identify any single consideration or particular piece of information that was all important or controlling in determining whether to approve the Advisory Agreement, although significant weight was accorded the advisory fee levels relative to industry averages for competitive products based on the comparative data presented at the meeting. The Board evaluated all information presented to it and determined that the compensation paid to the Adviser under the Advisory Agreement was fair and reasonable in light of the services to be performed and such other matters as the Board (and each director) considered relevant in the exercise of its (or such directors) reasonable judgment.


COLUMBUS FUNDS
FUND DIRECTOR AND OFFICER INFORMATION (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
                                       TERM OF OFFICE AND                                     NUMBER OF FUNDS
Name, Address        POSITION(S) HELD  LENGTH OF TIME        PRINCIPAL OCCUPATION(S)            IN COMPLEX       OTHER DIRECTORSHIPS
and Age              WITH FUND         SERVED                DURING PAST 5 YEARS                 OVERSEEN         HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
Independent Directors
-----------------------------------------------------------------------------------------------------------------------------------
Michael D. Schoen    Director          Indefinite, until     Vice President-International            5                  NONE
227 Washington Street                  successor elected     of Briggs & Straton
Columbus, IN 47202                                           (manufacturiNonesince May 2000;
Age: 44                                Since 2003            Vice President of Operations Support
                                                             from May 1995 to May 2000; corporate
                                                             officer since 1998.
-----------------------------------------------------------------------------------------------------------------------------------
Thomas M. Taugher    Director          Indefinite, until     Vice President of Finance               5                  NONE
227 Washington Street                  successor elected     at Kohl's Corporation
Columbus, IN 47202                                           (retail) since November 1994.
Age: 43                                Since 2003
-----------------------------------------------------------------------------------------------------------------------------------
Allan T. Young       Director          Indefinite, until     Attorney with Fox, O'Neill & Shannon,   5                  NONE
227 Washington Street                  successor elected     S.C. (law firm) since 1986;
Columbus, IN 47202                                           Shareholder since 1988.
Age: 50                                Since 2003
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS* AND OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
David B. McKinney    Director          Indefinite, until     President of Reams Asset Management     5                  NONE
227 Washington Street and Treasurer    successor elected     Company, LLC since 1999;
Columbus, IN 47202                                           Senior Vice President of
Age: 49                                Since 2003            Administration from 1998-1999.
-----------------------------------------------------------------------------------------------------------------------------------
Mark M. Egan         President         Indefinite, until     Managing Director and Portfolio         5                  NONE
227 Washington Street and Secretary    successor elected     Manager at Reams Asset
Columbus, IN 47202                                           Management, LLC since 1990.
Age: 44                                Since 2003
-----------------------------------------------------------------------------------------------------------------------------------
Robert A. Crider     Senior Vice       Indefinite, until     Managing Director and Portfolio         5                  NONE
227 Washington Street President        successor elected     Manager at Reams Asset
Columbus, IN 47202                                           Management, LLC since 1981.
Age: 51                                Since 2003
-----------------------------------------------------------------------------------------------------------------------------------
Thomas M. Fink       Senior Vice       Indefinite, until     Managing Director and Portfolio Manager 5                  NONE
227 Washington Street President        successor elected     at Reams Asset Management, LLC since
Columbus, IN 47202                                           2000. Portfolio Manager at Brandes
Age: 41                                Since 2003            Fixed Income Partners from 1999 to 2000.
                                                             CEO of Hilltop Capital Management Limited
                                                             from 1997 to 1999.
-----------------------------------------------------------------------------------------------------------------------------------

* Mr. McKinney is considered to be an "interested person" of the Funds within the meaning of the 1940 Act, as amended, due to his employment by Reams Asset Management Company, LLC, the adviser for the Funds.


The Columbus Funds' Statement of Additional Information (SAI) includes additional information about the Fund's directors. The SAI is available without charge, upon request, by calling toll-free 1-888-416-0400.

DIRECTORS                                   David B. McKinney
                                            Michael D. Schoen
                                            Thomas M. Taugher
                                            Allan T. Young

INVESTMENT ADVISER                          REAMS ASSET MANAGEMENT COMPANY, LLC
                                            227 Washington Street
                                            P.O. Box 727
                                            Columbus, Indiana 47202-0727

ADMINISTRATOR, TRANSFER AGENT               UMB FUND SERVICES, INC.
AND DIVIDEND-DISBURSING AGENT               803 West Michigan Avenue, Suite A
                                            Milwaukee, Wisconsin 53233

CUSTODIAN                                   UMB BANK, N.A.
                                            1010 Grand Blvd.
                                            Kansas City, Missouri  64141

INDEPENDENT REGISTERED PUBLIC               DELOITTE & TOUCHE LLP
ACCOUNTING FIRM                             555 East Wells Avenue
                                            Milwaukee, Wisconsin 53202

LEGAL COUNSEL                               KIRKLAND & ELLIS LLP
                                            200 East Randolph Drive
                                            Chicago, Illinois 60601

DISTRIBUTOR                                 UMB DISTRIBUTION SERVICES, LLC
                                            803 West Michigan Avenue, Suite A
                                            Milwaukee, Wisconsin 53233


This report is submitted for the general information of shareholders of Columbus Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Columbus Funds. The Prospectus provides more complete information, including fees and expenses, the investment objectives, risks and operating policies of the Funds. Read the Prospectus carefully.
                                                                     CF 410 0904

Item 2 - Code of Ethics

(a) The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. A copy of this code of ethics is attached hereto as Exhibit (a).

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(d) The Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

(e) Not applicable.

(f) See attached Exhibit A.


Item 3 - Audit Committee Financial Expert

(a)(1) The Registrant's Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Mr. Thomas M. Taugher is the audit committee financial expert. Mr. Taugher is "independent" under the applicable rules.

Item 4 - Principal Accountant Fees and Services

The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below.

(a) Audit Fees.
         Fiscal year ended September 30, 2005                 $25,000
         Fiscal year ended September 30, 2004                 $14,500

(b)      Audit-Related Fees.
         None.

(c)      Tax Fees.
         Fiscal year ended September 30, 2005                 $5,000
         Fiscal year ended September 30, 2004                 $2,250


(d)      All Other Fees.
         None.

(e) (1) The Registrant's audit committee has adopted an Audit Committee Charter that requires that the Audit Committee review the scope and plan of the registered public accounting firm's annual and interim examinations, approve the services (other than the annual audit) to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants.

      (2) During 2005, all of the audit and non-audit services provided by the Registrant's principal accountant were pre-approved by the audit committee.

(f) None.

(g) None.

(h) Not applicable.

Item 5 - Audit Committee of Listed Registrants

            Not applicable.

Item 6 - Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.


Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

            Not applicable.

Item 8 - Portfolio Managers of Closed-End Management Investment Companies

            Not applicable.

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

            Not applicable.

Item 10 - Submission of Matters to a Vote of Security Holders

            None.

Item 11 - Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits

(a) Code of Ethics.

(b) Certifications required pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbus Funds, Inc.

By:      /s/Mark M. Egan
         ---------------------
         Mark M. Egan
         President

Date:    December 9, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Mark M. Egan
         ------------------------
         Mark M. Egan
         President

Date:    December 9, 2005

By:      /s/David B. McKinney
         ---------------------------
         David B. McKinney
         Treasurer

Date: December 9, 2005